Trade and other receivables - Narrative (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Trade receivables
Disclosure of financial assets [line items]
Provision for expected credit losses	$ 1,408	$ 1,053